UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          8th Floor
          New York, NY 10017

13F File Number: 028-12797


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ken Brodkowitz
Title:  Managing Member
Phone:  (212) 329-0765


Signature, Place and Date of Signing:


/s/ Ken Brodkowitz                 New York, NY              February 11, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    104

Form 13F Information Table Value Total:   $874,019
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number               Name

1          028-12803                          Newland Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2010

COLUMN 1                     COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
--------------             --------------       --------  --------- --------------------   ----------  --------  -------------------
                                                            VALUE    SHRS OR   SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS        CUSIP    (x$1,000)  PRN AMT   PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
--------------             --------------       --------  --------- ---------  ---  ----   ----------  --------  ------- ------ ----
ACCO BRANDS CORP              COM               00081T108   1,103     129,504  SH         Shared-Defined    1      129,504
AIRCASTLE LTD                 COM               G0129K104   2,247     215,055  SH         Shared-Defined    1      215,055
ANALOGIC CORP                 COM PAR $0.05     032657207  11,048     223,147  SH         Shared-Defined    1      223,147
ASHLAND INC NEW               COM               044209104   6,608     129,930  SH         Shared-Defined    1      129,930
BARCLAYS BK PLC               IPTH S&P VIX NEW  06740C261   1,014      26,951  SH         Shared-Defined    1       26,951
BEAZER HOMES USA INC          COM               07556Q105     539     100,000       CALL  Shared-Defined    1      100,000
CISCO SYS INC                 COM               17275R102   4,046     200,000       CALL  Shared-Defined    1      200,000
CLOUD PEAK ENERGY INC         COM               18911Q102   1,045      45,000  SH         Shared-Defined    1       45,000
COLFAX CORP                   COM               194014106   7,060     383,462  SH         Shared-Defined    1      383,462
COSTAMARE INC                 SHS               Y1771G102  32,348   2,237,089  SH         Shared-Defined    1    2,237,089
COSAN LTD                     SHS A             G25343107  11,980     879,567  SH         Shared-Defined    1      879,567
COVENANT TRANSN GROUP INC     CL A              22284P105   5,204     537,562  SH         Shared-Defined    1      537,562
CRANE CO                      COM               224399105   1,466      35,700  SH         Shared-Defined    1       35,700
CSX CORP                      COM               126408103  18,724     289,805  SH         Shared-Defined    1      289,805
CTPARTNERS EXECUTIVE SEARCH   COM               22945C105   5,512     349,962  SH         Shared-Defined    1      349,962
CYTEC INDS INC                COM               232820100   3,487      65,724  SH         Shared-Defined    1       65,724
DONNELLEY R R & SONS CO       COM               257867101  18,476   1,057,570  SH         Shared-Defined    1    1,057,570
DRYSHIPS INC                  SHS               Y2109Q101   1,098     200,000  SH         Shared-Defined    1      200,000
ENERGYSOLUTIONS INC           COM               292756202   5,011     899,625  SH         Shared-Defined    1      899,625
ENGLOBAL CORP                 COM               293306106   4,544   1,221,628  SH         Shared-Defined    1    1,221,628
ENPRO INDS INC                COM               29355X107  17,325     416,867  SH         Shared-Defined    1      416,867
ENTEGRIS INC                  COM               29362U104     822     110,000  SH         Shared-Defined    1      110,000
EXPEDITORS INTL WASH INC      COM               302130109   2,102      38,500       PUT   Shared-Defined    1       38,500
FASTENAL CO                   COM               311900104   2,396      40,000       PUT   Shared-Defined    1       40,000
FEDERAL SIGNAL CORP           COM               313855108      99      14,413  SH         Shared-Defined    1       14,413
FEDEX CORP                    COM               31428X106   1,228      13,202  SH         Shared-Defined    1       13,202
FREESEAS INC                  COM               Y26496102   1,016     271,752  SH         Shared-Defined    1      271,752
FRONTLINE LTD                 SHS               G3682E127   3,831     151,000       CALL  Shared-Defined    1      151,000
FRONTLINE LTD                 SHS               G3682E127   1,263      49,789  SH         Shared-Defined    1       49,789
FUELCELL ENERGY INC           COM               35952H106   1,053     455,916  SH         Shared-Defined    1      455,916
GENERAL DYNAMICS CORP         COM               369550108   1,419      20,000  SH         Shared-Defined    1       20,000
GENERAL ELECTRIC CO           COM               369604103     915      50,000  SH         Shared-Defined    1       50,000
GENERAL MARITIME CORP NEW     SHS               Y2693R101   2,086     641,787  SH         Shared-Defined    1      641,787
GLOBAL GEOPHYSICAL SVCS INC   COM               37946S107   1,663     160,170  SH         Shared-Defined    1      160,170
GOODRICH PETE CORP            COM NEW           382410405   3,002     170,208  SH         Shared-Defined    1      170,208
GRAINGER W W INC              COM               384802104   2,762      20,000       PUT   Shared-Defined    1       20,000
GSE SYS INC                   COM               36227K106   6,911   1,909,141  SH         Shared-Defined    1    1,909,141
HALLIBURTON CO                COM               406216101   4,083     100,000       CALL  Shared-Defined    1      100,000
HALLIBURTON CO                COM               406216101     265       6,499  SH         Shared-Defined    1        6,499
HEADWATERS INC                COM               42210P102   7,782   1,699,095  SH         Shared-Defined    1    1,699,095
HEARTLAND EXPRESS INC         COM               422347104   4,237     264,486  SH         Shared-Defined    1      264,486
HONEYWELL INTL INC            COM               438516106   3,783      71,167  SH         Shared-Defined    1       71,167
HUBBELL INC                   CL B              443510201   1,473      24,500  SH         Shared-Defined    1       24,500
INTERNATIONAL COAL GRP INC N  COM               45928H106     774     100,000       CALL  Shared-Defined    1      100,000
INTERNATIONAL COAL GRP INC N  COM               45928H106   1,316     170,050  SH         Shared-Defined    1      170,050
ION GEOPHYSICAL CORP          COM               462044108   1,392     164,157  SH         Shared-Defined    1      164,157
ISHARES TR                    FTSE XNHUA IDX    464287184   4,309     100,000       PUT   Shared-Defined    1      100,000
ISHARES TR                    RUSSELL 2000      464287655  52,421     670,000       PUT   Shared-Defined    1      670,000
KINROSS GOLD CORP             COM NO PAR        496902404  10,090     532,184  SH         Shared-Defined    1      532,184
KODIAK OIL & GAS CORP         COM               50015Q100   1,600     242,443  SH         Shared-Defined    1      242,443
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100     688      20,000  SH         Shared-Defined    1       20,000
MANITOWOC INC                 COM               563571108   1,247      95,109  SH         Shared-Defined    1       95,109
MCDERMOTT INTL INC            COM               580037109   3,672     177,489  SH         Shared-Defined    1      177,489
MERCURY COMPUTER SYS          COM               589378108   2,582     140,464  SH         Shared-Defined    1      140,464
MISTRAS GROUP INC             COM               60649T107  34,501   2,559,452  SH         Shared-Defined    1    2,559,452
MODINE MFG CO                 COM               607828100   6,585     424,854  SH         Shared-Defined    1      424,854
MUELLER WTR PRODS INC         COM SER A         624758108   2,098     503,067  SH         Shared-Defined    1      503,067
NCR CORP NEW                  COM               6.29E+112   1,844     120,000  SH         Shared-Defined    1      120,000
NETSOL TECHNOLOGIES INC       COM NEW           64115A204   7,420   3,967,868  SH         Shared-Defined    1    3,967,868
NORTH AMERN ENERGY PARTNERS   COM               656844107   8,732     712,236  SH         Shared-Defined    1      712,236
NORTHERN OIL & GAS INC NEV    COM               665531109     544      20,000  SH         Shared-Defined    1       20,000
OLD DOMINION FGHT LINES INC   COM               679580100     741      23,163  SH         Shared-Defined    1       23,163
OMNOVA SOLUTIONS INC          COM               682129101   2,134     255,238  SH         Shared-Defined    1      255,238
ORMAT TECHNOLOGIES INC        COM               686688102     274       9,269  SH         Shared-Defined    1        9,269
OSHKOSH CORP                  COM               688239201     712      20,211  SH         Shared-Defined    1       20,211
OSI SYSTEMS INC               COM               671044105   2,465      67,791  SH         Shared-Defined    1       67,791
OVERSEAS SHIPHOLDING GROUP I  COM               690368105   2,378      67,126  SH         Shared-Defined    1       67,126
OWENS ILL INC                 COM NEW           690768403   3,070     100,000  SH         Shared-Defined    1      100,000
PENSKE AUTOMOTIVE GRP INC     COM               70959W103   2,790     160,183  SH         Shared-Defined    1      160,183
PIONEER NAT RES CO            COM               723787107   1,302      15,000  SH         Shared-Defined    1       15,000
PLAINS EXPL& PRODTN CO        COM               726505100   5,142     160,000  SH         Shared-Defined    1      160,000
POWELL INDS INC               COM               739128106   3,259      99,126  SH         Shared-Defined    1       99,126
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104     545      10,000  SH         Shared-Defined    1       10,000
QUANTA SVCS INC               COM               74762E102  11,165     560,498  SH         Shared-Defined    1      560,498
RAYONIER INC                  COM               754907103   5,144      97,950  SH         Shared-Defined    1       97,950
ROADRUNNER TRNSN SVCS HLDG I  COM               76973Q105  24,657   1,705,210  SH         Shared-Defined    1    1,705,210
ROBBINS & MYERS INC           COM               770196103   1,309      36,587  SH         Shared-Defined    1       36,587
ROCKWELL COLLINS INC          COM               774341101   4,469      76,715  SH         Shared-Defined    1       76,715
RSC HOLDINGS INC              COM               74972L102     153      15,700  SH         Shared-Defined    1       15,700
RUSH ENTERPRISES INC          CL A              781846209     464      22,700  SH         Shared-Defined    1       22,700
SAIA INC                      COM               78709Y105   5,737     345,804  SH         Shared-Defined    1      345,804
SCHULMAN A INC                COM               808194104   5,986     261,520  SH         Shared-Defined    1      261,520
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y506   1,365      20,000  SH         Shared-Defined    1       20,000
SMITH A O                     COM               831865209   2,738      71,900  SH         Shared-Defined    1       71,900
SOLUTIA INC                   COM NEW           834376501     805      34,866  SH         Shared-Defined    1       34,866
SPDR S&P 500 ETF TR           TR UNIT           78462F103 301,171   2,395,000       PUT   Shared-Defined    1    2,395,000
STONERIDGE INC                COM               86183P102   5,198     329,187  SH         Shared-Defined    1      329,187
TELVENT GIT SA CMN            SHS               E90215109  40,280   1,524,592  SH         Shared-Defined    1    1,524,592
TESCO CORP                    COM               88157K101   2,568     160,780  SH         Shared-Defined    1      160,780
THOMAS & BETTS CORP           COM               884315102  11,116     230,141  SH         Shared-Defined    1      230,141
TOWER INTL INC                COM               891826109   3,311     187,193  SH         Shared-Defined    1      187,193
TRIANGLE PETE CORP            COM NEW           89600B201     629      96,726  SH         Shared-Defined    1       96,726
TYCO INTERNATIONAL LTD        SHS               H89128104  24,993     603,119  SH         Shared-Defined    1      603,119
ULTRA CLEAN HLDGS INC         COM               90385V107     337      36,180  SH         Shared-Defined    1       36,180
ULTRALIFE CORP                COM               903899102   1,685     254,962  SH         Shared-Defined    1      254,962
ULTRAPETROL BAHAMAS LTD       COM               P94398107     413      64,168  SH         Shared-Defined    1       64,168
UNION PAC CORP                COM               907818108  13,456     145,222  SH         Shared-Defined    1      145,222
UNIVERSAL TRUCKLOAD SVCS INC  COM               91388P105     791      49,685  SH         Shared-Defined    1       49,685
URS CORP NEW                  COM               903236107  12,893     309,852  SH         Shared-Defined    1      309,852
USA TRUCK INC                 COM               902925106   1,691     127,848  SH         Shared-Defined    1      127,848
USEC INC                      COM               90333E108   1,545     256,600  SH         Shared-Defined    1      256,600
VITRAN CORP INC               COM               92850E107   5,964     454,585  SH         Shared-Defined    1      454,585
WILLBROS GROUP INC DEL        COM               969203108     564      57,387  SH         Shared-Defined    1       57,387
YAMANA GOLD INC               COM               98462Y100     714      55,816  SH         Shared-Defined    1       55,816







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